Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2026
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.          Basis of Presentation and General Information:
Seanergy Maritime Holdings Corp. (the “Company” or “Seanergy”) was formed under the laws of the Republic of the Marshall Islands on January 4, 2008, with executive offices located in Glyfada, Greece. The Company’s common shares are listed on the Nasdaq Capital Market under the symbol “SHIP”. The Company provides global transportation solutions in the dry bulk shipping sector through its subsidiaries.
The accompanying unaudited interim condensed consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the “Company” or “Seanergy”).
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim condensed consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2025 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (“SEC”) on March 31, 2026 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2026 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2026.

The consolidated balance sheet as of December 31, 2025 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.
On June 30, 2026, the Company had a working capital deficit of $8,565, which includes an amount of $2,570 relating to pre-collected revenue and is included in deferred revenue in the accompanying unaudited interim condensed consolidated balance sheets. This amount represents current liabilities that do not require future cash settlement. The working capital deficit is mainly attributable to the repayments due under the long-term debt and the other financial liabilities. For the six-month period ended June 30, 2026, the Company realized a net income of $35,894 and generated cash flow from operations of $44,656. The Company believes it has the ability to continue as a going concern over the next twelve months following the date of the issuance of these financial statements and finance its obligations as they come due via cash from operations and through new financing agreements entered into or commitments of financing that have been obtained, including the issuance of Euro 100 million of unsecured bonds (Note 17).

Consequently, the unaudited interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

a.          Subsidiaries in Consolidation:
Seanergy’s subsidiaries included in these unaudited interim condensed consolidated financial statements as of June 30, 2026:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
Seanergy Management Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Seanergy Shipmanagement Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Emperor Holding Ltd. (1)	Marshall Islands	N/A	N/A	N/A
Sea Genius Shipping Co. (1)(3)	Marshall Islands	Geniuship	October 13, 2015	September 10, 2025
Premier Marine Co. (1)	Marshall Islands	Premiership	September 11, 2015	N/A
Squire Ocean Navigation Co. (1)(3)	Liberia	Squireship	November 10, 2015	June 8, 2026
Lord Ocean Navigation Co. (1)(4)	Liberia	Lordship	November 30, 2016	April 28, 2023
Champion Marine Co. (1)	Marshall Islands	Championship	November 7, 2018	N/A
Fellow Shipping Co. (1)	Marshall Islands	Fellowship	November 22, 2018	N/A
Friend Ocean Navigation Co. (1)(4)	Liberia	Friendship	July 27, 2021	March 20, 2025
World Shipping Co. (1)	Marshall Islands	Worldship	August 30, 2021	N/A
Duke Shipping Co. (1)	Marshall Islands	Dukeship	November 26, 2021	N/A
Partner Marine Co. (1)(4)	Marshall Islands	Partnership	March 9, 2022	March 9, 2026
Honor Shipping Co. (1)	Marshall Islands	Honorship	June 27, 2022	N/A
Paros Ocean Navigation Co. (1)	Liberia	Paroship	December 27, 2022	N/A
Knight Ocean Navigation Co. (1)(4)	Liberia	Knightship	December 13, 2016	April 6, 2023
Flag Marine Co. (1)	Marshall Islands	Flagship	May 6, 2021	N/A
Hellas Ocean Navigation Co. (1)(4)	Liberia	Hellasship	May 6, 2021	January 8, 2026
Patriot Shipping Co. (1)(4)	Marshall Islands	Patriotship	June 1, 2021	January 8, 2026
Traders Shipping Co. (1)(3)	Marshall Islands	Tradership	June 9, 2021	February 28, 2023
Partner Shipping Co. Limited (1)(3)	Malta	Partnership	May 31, 2017	March 9, 2022
Titan Ocean Navigation Co. (1)	Liberia	Titanship	October 24, 2024	N/A
Icon Ocean Navigation Co. (1)(4)	Liberia	Iconship	June 11, 2024	January 8, 2026
Kaizen Shipping Co. (1)(4)	Marshall Islands	Kaizenship	October 1, 2024	October 1, 2024
Blue Shipping Co. (1)(4)	Marshall Islands	Blueship	February 25, 2025	August 25, 2025
Mei Shipping Co. (1)	Marshall Islands	Meiship	February 27, 2025	N/A
Atsea Ventures Corp. (1)(3)	Marshall Islands	N/A	N/A	N/A
Prime Ocean Navigation Co. (1)	Liberia	N/A	N/A	N/A
King Marine Co. (1)	Marshall Islands	N/A	N/A	N/A
Mega Marine Co. (1)	Marshall Islands	N/A	N/A	N/A
Niki Marine Co. (1)	Marshall Islands	N/A	N/A	N/A

(1)	Subsidiaries wholly owned
(2)	Management companies
(3)	Dormant companies
(4)	Bareboat charterers